Derivative Instruments - Derivatives Designated As Fair Value Hedging Instruments, Hedged Items and Hedge Ineffectiveness (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Gains (Losses) on hedging derivatives used to calculate hedge ineffectiveness	$ 1,962	$ 1,945
Hedge ineffectiveness Gains (Losses) on hedged item used to calculate hedge ineffectiveness	(1,966)	(1,921)
Ineffectiveness recorded in non-interest revenue - other	4	15
Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging derivatives Asset	1,118	799
Carrying amount of hedging derivatives liabilities	(2,258)	(1,435)
Gains (Losses) on hedging derivatives used to calculate hedge ineffectiveness	(1,169)	(803)
Hedge ineffectiveness Gains (Losses) on hedged item used to calculate hedge ineffectiveness	1,174	803
Ineffectiveness recorded in non-interest revenue - other	5
Carrying amount of the hedged item (2)	18,658	12,395
Active hedges	1,819	640
Discontinued hedges	33	316
Fair value hedges [member] | Interest rate swap contract [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging derivatives Asset	1,118	799
Carrying amount of hedging derivatives liabilities	(2,257)	(1,435)
Fair value hedges [member] | Cross Currency Swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging derivatives liabilities	1
Fair value hedges [member] | Securities and loans [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Gains (Losses) on hedging derivatives used to calculate hedge ineffectiveness	(1,791)	(2,072)
Hedge ineffectiveness Gains (Losses) on hedged item used to calculate hedge ineffectiveness	1,794	2,058
Ineffectiveness recorded in non-interest revenue - other	3	(14)
Carrying amount of the hedged item (2)	58,608	53,672
Active hedges	2,762	1,249
Discontinued hedges	25	8
Fair value hedges [member] | Deposits and subordinated debt [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Gains (Losses) on hedging derivatives used to calculate hedge ineffectiveness	622	1,269
Hedge ineffectiveness Gains (Losses) on hedged item used to calculate hedge ineffectiveness	(620)	(1,255)
Ineffectiveness recorded in non-interest revenue - other	2	14
Carrying amount of the hedged item (2)	(39,950)	(41,277)
Active hedges	(943)	(609)
Discontinued hedges	$ 8	$ 308